SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 03, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash		$ 57,438				$ 57,438		$ 585,241	$ 1,452,817
Cash equivalents		0				0		0	0
Investments held in Trust Account		78,492,794				78,492,794		237,501,000	234,600,000
Offering costs		442,567				442,567		442,567
Deferred underwriting fees		12,650,000				12,650,000		12,650,000
Underwriting fees	$ 4,000,000	4,000,000				4,000,000		4,000,000
Deferred fees	$ 8,650,000	8,650,000				8,650,000		8,650,000	8,650,000
Current period remeasurement to redemption value		1,471,053	$ 2,671,551	$ 250,133	$ 5,293	4,142,604	$ 255,426	2,901,000
Unrecognized tax benefits		0				0		0	0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0				0		0	0	$ 0	$ 0
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs		$ 534,172				$ 534,172		$ 534,172
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares subject to possible redemption		7,318,182				7,318,182		23,000,000
Changes in redemption value against additional paid-in capital and accumulated deficit									19,500,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares subject to possible redemption, amount		$ 78,492,794				$ 78,492,794		$ 237,501,000	$ 234,600,000
Shares subject to possible redemption		5,922,865				5,922,865		23,000,000	23,000,000
Current period remeasurement to redemption value						$ 4,142,604	$ 250,133	$ 2,901,000
Class B ordinary shares | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued						30,000		30,000
Class B ordinary shares | Mizuho Securities USA LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net of consideration						$ 999,517		$ 999,517
Class B ordinary shares | Mizuho Securities USA LLC | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued	300,300							300,300
Class B ordinary shares | Centaury Management Ltd | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued	15,000							15,000
Class B ordinary shares | Initial Public Offering | Centaury Management Ltd
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued						15,000		15,000
Class B ordinary shares | Over-allotment option | Mizuho Securities USA LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued						300,300		300,300